Expense Example - Federated Hermes Intermediate Corporate Bond Fund	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years
USD ($)	107	334	579	1,283	132	412	713	1,568